CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 237,279	¥ 1,543,811
Accounts receivable, net (including amounts billed through RONG360 of RMB57,536 and RMB141,190 as of December 31, 2016 and 2017, respectively)	27,987	182,090
Prepayments and other current assets	24,749	161,027
Total current assets	290,015	1,886,928
Noncurrent assets:
Property and equipment, net	2,915	18,966
Other noncurrent assets	1,171	7,621
Total noncurrent assets	4,086	26,587
Total assets	294,101	1,913,515
Current liabilities:
Accounts payable (including amounts of the consolidated variable interest entity ("VIE") of RMB11,292 and RMB nil as of December 31, 2016 and 2017, respectively. Note1(d))	27,262	177,373
Advances from customers (including amounts of the consolidated VIE of RMB4,051 and RMB491 as of December 31, 2016 and 2017, respectively. Note1(d))	10,995	71,538
Tax payable (including amounts of the consolidated VIE of RMB87 and RMB305 as of December 31, 2016 and 2017, respectively. Note1(d))	2,748	17,876
Amount due to related party	5,444	35,427
Accrued expenses and other current liabilities (including amounts of the consolidated VIE of RMB2,305 and RMB2,266 as of December 31, 2016 and 2017, respectively. Note1(d))	11,195	72,839
Total current liabilities	57,644	375,053
Total liabilities	57,644	375,053
Commitments and contingencies (Note 14)
Invested equity/Shareholders' equity:
Ordinary shares (US$0.0001 par value, 1,500,000,000 shares authorized, 68,750,000 Class A ordinary shares and 345,541,350 Class B ordinary shares issued and outstanding as of December 31, 2017)	42	275
Additional Paid in Capital	266,521	1,734,067
Accumulated losses	(26,852)	(174,710)
Other comprehensive loss	(3,254)	(21,170)
Total invested equity/Shareholders' equity	236,457	1,538,462	52,607
Total liabilities and invested equity /Shareholders' equity	$ 294,101	¥ 1,913,515
Predecessor
Current assets:
Cash and cash equivalents
Accounts receivable, net (including amounts billed through RONG360 of RMB57,536 and RMB141,190 as of December 31, 2016 and 2017, respectively)			57,536
Amount due from related party			21,128
Prepayments and other current assets			50,415
Total current assets			129,079
Noncurrent assets:
Property and equipment, net			4,591
Other noncurrent assets			813
Total noncurrent assets			5,404
Total assets			134,483
Current liabilities:
Accounts payable (including amounts of the consolidated variable interest entity ("VIE") of RMB11,292 and RMB nil as of December 31, 2016 and 2017, respectively. Note1(d))			32,433
Advances from customers (including amounts of the consolidated VIE of RMB4,051 and RMB491 as of December 31, 2016 and 2017, respectively. Note1(d))			18,149
Tax payable (including amounts of the consolidated VIE of RMB87 and RMB305 as of December 31, 2016 and 2017, respectively. Note1(d))			1,849
Accrued expenses and other current liabilities (including amounts of the consolidated VIE of RMB2,305 and RMB2,266 as of December 31, 2016 and 2017, respectively. Note1(d))			29,445
Total current liabilities			81,876
Total liabilities			81,876
Commitments and contingencies (Note 14)
Invested equity/Shareholders' equity:
Total invested equity/Shareholders' equity			52,607
Total liabilities and invested equity /Shareholders' equity			¥ 134,483